Significant events and changes in the current reporting period	6 Months Ended
Jun. 30, 2023
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Significant events and changes in the current reporting period
2. Significant events and changes in the current reporting period
The following significant events or transactions occurred during the three and six months ended June 30, 2023.
Opt-In
of
TCR-T
Candidate from ongoing collaboration with BMS
Immatics GmbH entered into a License agreement (the “BMS
Opt-In
agreement”) with Bristol-Myer-Squibb Company (“BMS”). The agreement became effective on April 28, 2023. Pursuant to the BMS
Opt-In
agreement, the Group received an option exercise fee in the amount of $15 million (€13.7 million).
Under the 2019 agreement with BMS, Immatics granted BMS the option to enter into a pre-negotiated
license agreement on a target-by-target basis. Immatics developed individual
TCR-T
products directed against targets under the terms of the 2019 agreement. Under the BMS
Opt-In
agreement signed on April 28, 2023, BMS exercised its first option and entered into an exclusive license agreement for one target.
The BMS
Opt-In
agreement created the right for BMS to receive the exclusive license and the right for Immatics to receive the
Opt-In
exercise fee as well as potential future milestones and royalties. Immatics promised an additional distinct performance obligation under the
Opt-in
agreement which is to issue the license to BMS. The price of the contract increases by an amount of consideration that reflects the entity’s stand-alone selling price of the license. The license grants BMS a right to use the license as no further work from Immatics is required under the agreement.
The potential milestone and royalty payments are accounted for under the most likely method. No variable payment is considered likely, therefore, no variable payments are considered as part of the transaction price.
For the three and six months ended June 30, 2023, the Group recognized €13.7 million of revenue related to the BMS
Opt-In
agreement.
Macroeconomic environment
Currently, multiple global uncertainties are existing.
The conflict between Russia and Ukraine has resulted, and is expected to further result, in significant disruption, instability and volatility in global markets, as well as higher energy and other commodity prices. Since the Company is not currently conducting any business or receiving any material services from vendors located in Russia or Ukraine, it does not expect that the ongoing war will have a direct impact on its operations in the near term. However, the Company may be indirectly affected by price increases or certain policy changes, such as new tax legislation, economic sanctions and comparable measures. In addition, other geopolitical instabilities might impact the Group in the future.
During the six months ended June 30, 2023, Silicon Valley Bank and Credit Suisse, two large banks, as well as other smaller banks, were subject to liquidity problems. The Group does not hold deposits or securities with any of the affected banks. While the banking system remained stable overall, we will continue to closely monitor the situation.

While there is currently no material direct risk identified for the Group from
COVID-19,
Immatics will continue to closely monitor the effects of the pandemic as well.